SIGNIFICANT ACCOUNTING POLICIES - Self Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Self insurance
Self insurance reserve towards deductible for general liability	$ 1,000
Self insurance reserve towards deductible for workers compensation and employers liability	1,000
Self insurance reserve towards deductible for vehicle liability	1,000
Excess loss policy limit	50,000
Self insured group medical claim plan deductible	250
Employee benefit plans
Company 401k contribution		$ 1,900
Recent accounting pronouncements
Debt issuance costs	$ 2,900